Income and social contribution taxes - Reconciliation of the effects of income tax and social contribution on profit or loss (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
Net income (loss) before taxes	R$ 9,169,783	R$ 17,255,357
Income tax and social contribution benefit (expense) at statutory nominal rate of 34%	(3,117,726)	(5,866,821)
Taxation (difference) on profit of associates in Brazil and abroad	(555)	(294,581)
Equity method	(8,702)	(24,220)
Credit related to Reintegra Program	5,177	6,156
Director bonuses	(107)	(26,950)
Tax incentives (Note 16.3)	26,200	265,547
Other permanent exclusions	45,387	45,643
Total tax expense (income)	(3,050,326)	(5,895,226)
Current	(9,226)	(206,328)
Deferred	(2,220,799)	(4,093,523)
Total Income Tax Expense income	(2,230,025)	(4,299,851)
Current	(16,667)	(104,206)
Deferred	(803,634)	(1,491,169)
Total Social Contribution Expense Income	R$ (820,301)	R$ (1,595,375)